As filed with the SEC on August 29, 2006.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02273

TRANSAMERICA INCOME SHARES, INC.
(Exact name of registrant as specified in charter)

570 Carillon Parkway, St. Petersburg, Florida		33716
(Address of principal executive offices)		(Zip code)

Dennis Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and address of agent for service)

Registrant's telephone number, including area code:		(727) 299-1800

Date of fiscal year end:	March 31

Date of reporting period:	April 1, 2006 – June 30, 2006

Item 1. Schedule of Investments.

The unaudited Schedule of Investments of Registrant as of June 30, 2006 are attached.

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS

At June 30, 2006

(all amounts except share amounts in thousands)

(unaudited)

		Principal	Value
U.S. GOVERNMENT OBLIGATIONS (0.7%)
U.S. Treasury Note
4.88%, due 05/15/2009		$1,000	$993
Total U.S. Government Obligations (cost: $994)			993

CORPORATE DEBT SECURITIES (95.6%)
Aerospace (2.0%)
Boeing Co. (The)
8.75%, due 08/15/2021		2,000	2,524
TransDigm, Inc., Senior Subordinated Note-144A
7.75%, due 07/15/2014		250	249
Agriculture (1.8%)
Dole Food Co., Inc.
8.63%, due 05/01/2009		1,000	955
Michael Foods, Inc.
8.00%, due 11/15/2013	†	1,500	1,474
Air Transportation (0.9%)
FedEx Corp.
9.65%, due 06/15/2012		1,000	1,177
Amusement & Recreation Services (1.5%)
Harrah’s Operating Co., Inc.
5.50%, due 07/01/2010		1,000	976
Pokagon Gaming Authority, Senior Note-144A
10.38%, due 06/15/2014		70	72
Speedway Motorsports, Inc.
6.75%, due 06/01/2013		1,000	970
Automotive (2.5%)
DaimlerChrysler NA Holding Corp.
8.50%, due 01/18/2031		2,675	3,029
General Motors Corp.
7.13%, due 07/15/2013		500	411
Automotive Service Stations (0.3%)
Petro Stopping Centers, LP / Petro Financial Corp.
9.00%, due 02/15/2012		400	397
Beverages (0.5%)
Cia Brasileira de Bebidas
8.75%, due 09/15/2013		660	727
Business Credit Institutions (3.6%)
Pemex Finance, Ltd.
9.03%, due 02/15/2011		4,655	4,936
Business Services (2.0%)
Cardtronics, Inc.-144A
9.25%, due 08/15/2013		800	788
Hertz Corp.-144A
8.88%, due 01/01/2014		1,500	1,537
iPayment, Inc., Senior Subordinated Note-144A
9.75%, due 05/15/2014		350	348
Chemicals & Allied Products (5.6%)
Cytec Industries, Inc.
6.00%, due 10/01/2015		700	665
ICI Wilmington, Inc.
4.38%, due 12/01/2008		3,400	3,281

IMC Global, Inc.
10.88%, due 06/01/2008		475	506
Ineos Group Holdings PLC-144A
8.50%, due 02/15/2016	†	800	749
Lubrizol Corp.
5.50%, due 10/01/2014		2,500	2,359
Commercial Banks (10.9%)
Bank of America Corp.
7.80%, due 02/15/2010		2,250	2,403
Barclays Bank PLC
6.28%, due 12/15/2034	(a) (b)	1,500	1,310
HBOS PLC-144A
5.92%, due 10/01/2015	(a) (b)	1,400	1,290
HSBC Capital Funding LP-144A
10.18%, due 06/30/2030	(a) (b)	1,500	2,050
HSBK Europe BV-144A
7.75%, due 05/13/2013		500	501
Popular North America, Inc.
5.20%, due 12/12/2007		1,000	989
Shinsei Finance Cayman, Ltd.-144A
6.42%, due 07/20/2016	(a) (b)	1,000	939
Wachovia Capital Trust III
5.80%, due 03/15/2011	(a) (b)	2,101	2,039
Wells Fargo & Co.
4.20%, due 01/15/2010		2,000	1,911
ZFS Finance USA Trust I-144A
6.45%, due 12/15/2065	† (b)	1,500	1,372
Communication (7.5%)
Comcast Corp.
7.05%, due 03/15/2033		2,050	2,080
Echostar DBS Corp.-144A
7.13%, due 02/01/2016		1,250	1,203
Intelsat Subsidiary Holding Co., Ltd.
8.25%, due 01/15/2013		800	794
Kabel Deutschland GmbH-144A
10.63%, due 07/01/2014		1,000	1,055
News America Holdings
9.25%, due 02/01/2013		3,985	4,614
XM Satellite Radio, Inc., Senior Note-144A
9.75%, due 05/01/2014	†	450	412
Department Stores (1.7%)
Bon-Ton Stores (The), Inc.-144A
10.25%, due 03/15/2014	†	800	742
Neiman-Marcus Group, Inc.-144A
9.00%, due 10/15/2015	†	1,500	1,567
Electric Services (5.6%)
AES Gener SA
7.50%, due 03/25/2014	†	1,500	1,505
Dominion Resources, Inc.
5.69%, due 05/15/2008		1,900	1,894
PSEG Funding Trust
5.38%, due 11/16/2007		4,250	4,219
Electronic Components & Accessories (0.6%)
Sensata Technologies BV, Senior Note-144A
8.00%, due 05/01/2014	†	850	820
Finance (0.2%)
American Real Estate Partners, LP/American Real Estate Finance Corp.
7.13%, due 02/15/2013		350	336
Food & Kindred Products (1.7%)
ConAgra Foods, Inc.
9.75%, due 03/01/2021		1,375	1,698

Tyson Foods, Inc.
6.60%, due 04/01/2016		620	606
Food Stores (0.9%)
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012		1,200	1,185
Gas Production & Distribution (2.6%)
El Paso Corp.-144A
7.63%, due 09/01/2008		1,000	1,012
Kinder Morgan Energy Partners, LP
7.75%, due 03/15/2032		1,500	1,614
Markwest Energy Part/Finance-144A
8.50%, due 07/15/2016		275	273
Northwest Pipeline
9.00%, due 08/01/2022		631	651
Holding & Other Investment Offices (2.6%)
Hospitality Properties Trust REIT
6.30%, due 06/15/2016		1,968	1,938
Hutchison Whampoa International, Ltd.-144A
7.45%, due 11/24/2033		1,500	1,586
Hotels & Other Lodging Places (3.8%)
Host Marriott, LP
7.13%, due 11/01/2013		1,500	1,494
Intrawest Corp.
7.50%, due 10/15/2013		1,000	995
Park Place Entertainment Corp.
7.00%, due 04/15/2013		1,500	1,527
Station Casinos, Inc., Subordinated Note
6.63%, due 03/15/2018		500	453
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.63%, due 12/01/2014		800	754
Industrial Machinery & Equipment (1.1%)
Cummins Engine Co., Inc.
5.65%, due 03/01/2098		2,000	1,488
Insurance (2.0%)
Oil Insurance Ltd.
7.56%, due 06/30/2011	(a) (b)	1,500	1,493
Reinsurance Group of America
6.75%, due 12/15/2065	(b)	1,400	1,289
Metal Mining (2.3%)
Barrick Gold Finance, Inc.
7.50%, due 05/01/2007		2,000	2,028
Teck Cominco, Ltd.
6.13%, due 10/01/2035		1,225	1,097
Mortgage Bankers & Brokers (4.9%)
Galaxy Entertainment Finance Co., Ltd., Senior Note-144A
9.88%, due 12/15/2012	†	500	520
Glencore Funding LLC-144A
6.00%, due 04/15/2014		1,500	1,370
ILFC E-Capital Trust II-144A
6.25%, due 12/21/2065	(b)	900	850
Innophos Investments Holdings, Inc.
13.17%, due 02/15/2015	*	413	413
Kinder Morgan Finance Co., ULC
6.40%, due 01/05/2036		2,050	1,677
MUFG Capital Finance 1, Ltd.
6.35%, due 07/25/2016	(a) (b)	750	723
Stripes Acquisition LLC/Susser Finance Corp.-144A
10.63%, due 12/15/2013		1,000	1,055
Motion Pictures (3.8%)
Time Warner, Inc.
9.13%, due 01/15/2013		4,500	5,146

Oil & Gas Extraction (2.9%)
Chesapeake Energy Corp.
6.88%, due 01/15/2016		1,500	1,418
Delta Petroleum Corp.
7.00%, due 04/01/2015		455	423
Gazprom International SA-144A
7.20%, due 02/01/2020		600	608
Occidental Petroleum Corp.
10.13%, due 09/15/2009		500	566
PetroHawk Energy Corp.-144A
9.13%, due 07/15/2013		1,000	995
Paper & Paper Products (1.6%)
Celulosa Arauco y Constitucion SA
8.63%, due 08/15/2010		2,000	2,177
Paperboard Containers & Boxes (0.5%)
Graham Packaging Co., Inc.
9.88%, due 10/15/2014	†	650	644
Personal Credit Institutions (1.2%)
Ford Motor Credit Co.
9.47%, due 04/15/2012	*	1,100	1,117
General Motors Acceptance Corp.
5.13%, due 05/09/2008		600	575
Primary Metal Industries (0.4%)
Texas Industries, Inc.
7.25%, due 07/15/2013		500	495
Printing & Publishing (2.0%)
Media General, Inc.
6.95%, due 09/01/2006		2,150	2,152
RH Donnelley Corp.-144A
8.88%, due 01/15/2016		500	504
Radio & Television Broadcasting (4.7%)
Chancellor Media Corp.
8.00%, due 11/01/2008		1,415	1,471
Univision Communications, Inc.
7.85%, due 07/15/2011		1,950	1,965
Viacom, Inc., Senior Note-144A
6.25%, due 04/30/2016		3,100	3,009
Real Estate (1.1%)
Colonial Realty, LP
7.00%, due 07/14/2007		1,500	1,514
Restaurants (0.4%)
Carrols Corp.
9.00%, due 01/15/2013		500	501
Security & Commodity Brokers (3.0%)
E*Trade Financial Corp.
8.00%, due 06/15/2011		1,500	1,530
Goldman Sachs Group, Inc., Subordinated Note
6.45%, due 05/01/2036		1,175	1,126
Residential Capital Corp.
6.38%, due 06/30/2010		1,375	1,356
Telecommunications (2.5%)
Sprint Capital Corp.
8.75%, due 03/15/2032		1,800	2,171
Verizon Global Funding Corp.
7.75%, due 12/01/2030		1,100	1,186
Water Transportation (1.6%)
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011		2,000	2,150
Wholesale Trade Nondurable Goods (0.8%)
Domino’s, Inc.
8.25%, due 07/01/2011		1,094	1,135
Total Corporate Debt Securities (cost: $132,058)			129,898

		Shares	Value
PREFERRED STOCKS (1.3%)
Holding & Other Investment Offices (0.6%)
Tanger Factory Outlet Centers REIT		33,334	806
Telecommunications (0.7%)
Centaur Funding Corp.-144A	‡	852	999
Total Preferred Stocks (cost: $1,671)			1,805

		Principal	Value
SECURITY LENDING COLLATERAL (7.4%)
Debt (7.4%)
Repurchase Agreements (7.4%)	††
Credit Suisse First Boston Corp. 5.35%, dated 06/30/2006 to be repurchased at $1,000 on 07/03/2006		1,000	1,000
Goldman Sachs Group, Inc. (The) 5.35%, dated 06/30/2006 to be repurchased at $7,003 on 07/03/2006		7,000	7,000
Merrill Lynch & Co. 5.30%, dated 06/30/2006 to be repurchased at $2,077 on 07/03/2006		2,076	2,076
Total Security Lending Collateral (cost: $10,076)			10,076

Total Investment Securities (cost: $144,799)	#		$142,772

NOTES TO SCHEDULE OF INVESTMENTS:

†		At June 30, 2006, all or a portion of this security is on loan. The value at June 30, 2006, of all securities on loan is $9,837.
(a	)	The security has a perpetual maturity. The date shown is the next call date.
(b	)	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity date. Rate is listed as of June 30, 2006.
*		Floating or variable rate note. Rate is listed as of June 30, 2006.
‡		Non-income producing.
††

Cash collateral for the Repurchase Agreements, valued at $10,305, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.50% and 7/12/2006 - 12/29/2049, respectively.

#

Aggregate cost for Federal income tax purposes is $145,644.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $1,052 and $3,924, respectively.  Net unrealized depreciation for tax purposes is $2,872.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At June 30, 2006, these securities aggregated  $28,475 or 20.9% of the net assets of the Fund.

REIT		Real Estate Investment Trust

Item 2. Controls and Procedures.

(a)          Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as of June 30, 2006, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by Registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)         There have been no significant changes in Registrant’s internal controls over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Income Shares, Inc.
(Registrant)

By:	/s/ John K. Carter
Chief Executive Officer
Date: August 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter
Chief Executive Officer
Date:	August 29, 2006

By:	/s/ Glenn E. Brightman
Principal Financial Officer
Date:	August 29, 2006